Note 9 - Concentrations of Business Risk (Details) - Net Liquidity of the Company (USD $)	Dec. 31, 2013	Dec. 31, 2012
Net Liquidity of the Company [Abstract]
Cash, cash equivalents and short term investments	$ 68,716,531	$ 47,024,124
Less: Accounts payable and accrued liabilities	(3,680,462)	(3,795,546)
	$ 65,036,069	$ 43,228,578